CONTINGENT LIABILITIES (Brazilian Federal Communication Agency - Anatel) (Details)									1 Months Ended		12 Months Ended
	Dec. 13, 2018 USD ($)	Dec. 13, 2018 ILS (₪)	Jan. 12, 2016 USD ($)	Jan. 12, 2016 BRL (R$)	Jul. 13, 2015 USD ($)	Jul. 13, 2015 ILS (₪)	Mar. 05, 2012 USD ($)	Mar. 05, 2012 ILS (₪)	Nov. 22, 2016 USD ($)	Nov. 22, 2016 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)
Loss Contingencies [Line Items]
Total amount claimed	$ 160,000,000
Amount of compensation to plaintiff							$ 7,900
NIS [Member]
Loss Contingencies [Line Items]
Total amount claimed | ₪		₪ 600,000,000
Amount of compensation to plaintiff | ₪								₪ 30,000
Unfavorable Regulatory Action FUST Contribution [Member]
Loss Contingencies [Line Items]
Additional tax assessment			$ 874,000
Aggregate tax assessment											$ 4,020,000
Unfavorable Regulatory Action FUST Contribution [Member] | Tax Year 2007 and 2008 [Member]
Loss Contingencies [Line Items]
Previous tax assessment											1,315,000
Unfavorable Regulatory Action FUST Contribution [Member] | Tax Year 2010 [Member]
Loss Contingencies [Line Items]
Previous tax assessment											915,000
Unfavorable Regulatory Action FUST Contribution [Member] | Tax Year 2011 and 2012 [Member]
Loss Contingencies [Line Items]
Previous tax assessment											911,000
Unfavorable Regulatory Action FUST Contribution [Member] | Brazil, Brazil Real
Loss Contingencies [Line Items]
Additional tax assessment | R$				R$ 3,388,290
Aggregate tax assessment | R$												R$ 15,560,000
Unfavorable Regulatory Action FUST Contribution [Member] | Brazil, Brazil Real | Tax Year 2007 and 2008 [Member]
Loss Contingencies [Line Items]
Previous tax assessment | R$												5,094,959
Unfavorable Regulatory Action FUST Contribution [Member] | Brazil, Brazil Real | Tax Year 2010 [Member]
Loss Contingencies [Line Items]
Previous tax assessment | R$												3,545,193
Unfavorable Regulatory Action FUST Contribution [Member] | Brazil, Brazil Real | Tax Year 2011 and 2012 [Member]
Loss Contingencies [Line Items]
Previous tax assessment | R$												3,529,073
Unfavorable Regulatory Action FUNTELL Contribution [Member]
Loss Contingencies [Line Items]
Additional tax assessment									$ 364,000
Previous tax assessment											1,530,000
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Tax Year 2010 [Member]
Loss Contingencies [Line Items]
Previous tax assessment											340,000
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Tax Year 2007 [Member]
Loss Contingencies [Line Items]
Previous tax assessment											246,000
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Tax Year 2008 [Member]
Loss Contingencies [Line Items]
Previous tax assessment											242,000
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Tax Year 2011 [Member]
Loss Contingencies [Line Items]
Previous tax assessment											$ 338,000
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Brazil, Brazil Real
Loss Contingencies [Line Items]
Additional tax assessment | R$										R$ 1,410,615
Previous tax assessment | R$												5,930,000
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Brazil, Brazil Real | Tax Year 2010 [Member]
Loss Contingencies [Line Items]
Previous tax assessment | R$												1,316,771
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Brazil, Brazil Real | Tax Year 2007 [Member]
Loss Contingencies [Line Items]
Previous tax assessment | R$												953,971
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Brazil, Brazil Real | Tax Year 2008 [Member]
Loss Contingencies [Line Items]
Previous tax assessment | R$												938,442
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Brazil, Brazil Real | Tax Year 2011 [Member]
Loss Contingencies [Line Items]
Previous tax assessment | R$												R$ 1,310,806
Unfavorable Regulatory Action [Member]
Loss Contingencies [Line Items]
Total amount claimed					$ 80,000,000
Unfavorable Regulatory Action [Member] | NIS [Member]
Loss Contingencies [Line Items]
Total amount claimed | ₪						₪ 300,000,000